Document and Entity Information	May 06, 2024
Cover [Abstract]
Entity Incorporation State Country Code	PA
Entity Address, State or Province	PA
Amendment Flag	false
Entity Central Index Key	0000820318
Document Type	8-K
Document Period End Date	May 06, 2024
Entity Registrant Name	Coherent Corp.
Entity File Number	001-39375
Entity Tax Identification Number	25-1214948
Entity Address, Address Line One	375 Saxonburg Boulevard
Entity Address, City or Town	Saxonburg
Entity Address, Postal Zip Code	16056
City Area Code	(724)
Local Phone Number	352-4455
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	COHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false